SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Activity [Line Items]
Total	$ 3,468	$ 2,744	$ 2,534
Cost Of Revenue [Member]
Share Based Compensation Activity [Line Items]
Total	434	357	312
Research and Development Expense [Member]
Share Based Compensation Activity [Line Items]
Total	489	292	254
Selling and Marketing Expense [Member]
Share Based Compensation Activity [Line Items]
Total	997	750	611
General and Administrative Expense [Member]
Share Based Compensation Activity [Line Items]
Total	$ 1,548	$ 1,345	$ 1,357